Common and Preferred Stock (FY) - Schedule of Common Stock Reserved for Issuance (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Common stock available for issuance (in shares)	15,321,133	13,346,191	10,838,390
Shares reserved for exercises of outstanding stock options
Class of Stock [Line Items]
Common stock available for issuance (in shares)	8,206,431	9,954,872	7,634,937
Shares reserved for exercises of warrants
Class of Stock [Line Items]
Common stock available for issuance (in shares)		0	58,904
Shares reserved for issuance under the 2021 Employee Stock Purchase Plan
Class of Stock [Line Items]
Common stock available for issuance (in shares)	1,044,648	560,929	433,264
Shares reserved for future issuance under the 2021 Stock Incentive Plan
Class of Stock [Line Items]
Common stock available for issuance (in shares)	6,070,054	2,039,026	1,919,921
Shares reserved for future issuance as part of the K2HV Loan Agreement conversion feature
Class of Stock [Line Items]
Common stock available for issuance (in shares)	0	791,364	791,364